Restructuring - Schedule of Company's Cost Optimization Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 38
Ending Balance	36	$ 38
Cost Optimization and Resource Efficiency Program
Restructuring Reserve [Roll Forward]
Beginning Balance	16	35
Charges incurred		(10)
Charges recovered	(7)
Cash payments made	(6)	(29)
Ending Balance	3	16
Cost Optimization and Resource Efficiency Program | Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Beginning Balance		3
Charges incurred	0	0
Cash payments made	0	(3)
Ending Balance	0
Cost Optimization and Resource Efficiency Program | Facilities Costs
Restructuring Reserve [Roll Forward]
Beginning Balance	16	30
Charges incurred		(12)
Charges recovered	(7)
Cash payments made	(6)	(26)
Ending Balance	3	16
Cost Optimization and Resource Efficiency Program | Manufacturing Expense
Restructuring Reserve [Roll Forward]
Beginning Balance		2
Charges incurred	0
Charges incurred (recovered)		(2)
Cash payments made	0	$ 0
Ending Balance	$ 0